Income Taxes	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income Taxes

NOTE 11 — INCOME TAXES

The components of (loss) income before income taxes were as follows (in millions):

	Year Ended December 31,
	2014	2013	2012
(Loss) income before income taxes
United States	$(88.9)	$(27.6)	$16.0
Non-U.S.	28.0	12.4	6.2

	$(60.9)	$(15.2)	$22.2

Components of income tax (benefit) expense were as follows (in millions):

	Year Ended December 31,
	2014	2013	2012
Current
United States
Federal	$(2.6)	$1.3	$(12.0)
State	(2.1)	2.0	0.4
Non-U.S.	10.2	5.2	6.1

	5.5	8.5	(5.5)

Deferred
United States
Federal	(24.2)	(8.3)	13.3
State	(4.3)	(2.4)	(0.2)
Non-U.S.	(1.7)	(0.8)	—

	(30.2)	(11.5)	13.1

	$(24.7)	$(3.0)	$7.6

A reconciliation of income taxes computed at the United States Federal statutory tax rate to income tax (benefit) expense follows (in millions):

	Year Ended December 31,
	2014	2013	2012
(Loss) income before income taxes	$(60.9)	$(15.2)	$22.2

Income tax (benefit) expense at U.S. Federal statutory rate	$(21.3)	$(5.3)	$7.7
Federal income tax expense related to unremitted earnings of non-U.S. subsidiaries	3.6	4.4	1.7
U.S. Federal and foreign withholding tax on dividend from non-U.S. subsidiary	0.9	0.4	0.5
Non-U.S. income not taxable, non-U.S. income tax losses not benefited and rate differential	(1.2)	(0.6)	0.9
Federal income taxes related to “check the box” election	(0.7)	(0.2)	(0.3)
State income taxes, net of Federal income tax benefit	(3.2)	0.3	(2.5)
Other	(2.8)	(2.0)	(0.4)

Income tax (benefit) expense	$(24.7)	$(3.0)	$7.6

Deferred taxes were attributable to the following (in millions):

	December 31,
	2014	2013
Deferred tax assets
Interest disallowance	$23.1	$16.3
Pension and post-retirement benefits	19.6	19.9
Pension liability adjustment included in other comprehensive loss	18.8	3.3
Product returns and warranty accruals	14.1	15.5
Net operating loss carryforwards	11.0	7.7
Inventory valuation	6.0	3.7
Other accrued liabilities	3.2	4.7
Tax credit carryforwards	1.7	1.2
Vacation accrual	1.2	1.4
Insurance accrual	1.2	1.5
Allowance for doubtful accounts	0.9	1.0
Other	0.7	0.9

	$101.5	$77.1
Less: valuation allowance for net operating loss carryforwards and non-U.S. tax credit carryforwards	(6.9)	(5.9)

Total deferred tax assets	94.6	71.2

Deferred tax liabilities
Acquired intangible assets	(104.8)	(125.5)
Depreciation and amortization	(15.7)	(21.1)
Goodwill amortization for tax, but not book	(13.7)	(10.3)
Prepaid expenses	(1.0)	(1.0)
Other	(6.8)	(6.0)

Total deferred tax liabilities	(142.0)	(163.9)

Net deferred tax liabilities	$(47.4)	$(92.7)

The net deferred tax liabilities were included in the consolidated balance sheets as follows (in millions):

	December 31,
	2014	2013
Deferred tax assets	$30.9	$30.3
Deferred tax liabilities	(78.3)	(123.0)

Net deferred tax liabilities	$(47.4)	$(92.7)

At December 31, 2014, Holdings had $19.0 million of non-U.S. net operating loss (“NOL”) carryforwards with no expiration date, $4.1 million of non-U.S. NOL carryforwards which expire between 2019 and 2022 and $0.3 million of foreign tax credit carryforwards which expire in 2023 and 2024. In assessing the realizability of the deferred tax assets related to these carryforwards, Holdings determined that it is more likely than not that $5.1 million of the deferred tax assets related to these loss carryforwards and tax credits will not be realized. Therefore, a valuation allowance has been recorded for these deferred tax assets.

At December 31, 2014, Holdings had various state NOL carry forwards totaling $59.0 million which expire at various times. In assessing the realizability of the deferred tax assets related to the state loss carryforwards, Holdings determined that it is more likely than not that the deferred tax assets related to $18.8 million of state loss carryforwards will not be realized. Therefore, a valuation allowance of $1.4 million has been recorded for these deferred tax assets.

Realization of the remaining net deferred tax assets is dependent on Holdings generating sufficient taxable income in future years to utilize the benefits of the reversals of temporary differences. Holdings has performed an assessment regarding the realizability of the remaining net deferred tax assets, which includes forecasting future taxable income, and has determined it is more likely than not that the remaining net deferred tax assets will be realized.

Changes in Holdings’ valuation allowance for deferred tax assets were as follows (in millions):

	Year Ended December 31,
	2014	2013	2012
Beginning of period	$5.9	$6.7	$5.0
Provisions	1.0	0.3	1.7
Deductions	—	(1.1)	—

End of period	$6.9	$5.9	$6.7

During the years ended December 31, 2014, 2013 and 2012, UCI’s Spanish subsidiary paid dividends of $7.6 million, $3.4 million and $5.2 million, respectively, to UCI. Due to the dividend distributions, Holdings provided income tax expense totaling $0.9 million, $0.4 million and $0.5 million in 2014, 2013 and 2012, respectively, related to the U.S. tax consequences of the dividend distribution and the non-U.S. withholding taxes. Based upon a 2011 analysis that concluded that additional distributions are likely in the foreseeable future, during the years ended December 31, 2014, 2013 and 2012, Holdings provided deferred income taxes totaling $3.6 million, $4.4 million and $1.7 million, respectively, on the remaining unremitted earnings of the Spanish subsidiary. Holdings does not provide for U.S. income taxes on undistributed earnings of its other non U.S. subsidiaries that are intended to be permanently reinvested. At December 31, 2014 and 2013, these undistributed earnings totaled $43.9 million and $25.2 million, respectively. Determination of the net amount of unrecognized U.S. income taxes with respect to these earnings is not practicable.

Uncertain Tax Benefits

A reconciliation of the beginning and ending amount of uncertain tax benefits follows (in millions):

	Year Ended December 31,
	2014	2013	2012
Beginning of period	$7.5	$7.8	$9.9
Additions for tax positions of prior years	—	0.3	0.1
Reductions for tax positions of prior years	(1.8)	(0.2)	(1.9)
Reduction for lapse of applicable statutes of limitations	(1.9)	(0.4)	(0.3)

End of period	$3.8	$7.5	$7.8

At December 31, 2014, $3.8 million of the uncertain tax benefits, if recognized, would change Holdings’ effective tax rate. During the years ended December 31, 2014 and 2013, Holdings recorded $0.8 million as a credit to income tax expense and $0.2 million as income tax expense, respectively, related to uncertain tax benefits. No penalties related to the uncertain tax benefits have been recorded. At December 31, 2014, the total interest (net of federal benefit) and penalties accrued related to uncertain tax benefits were $0.7 million and $0.6 million, respectively. At December 31, 2013, the total interest (net of federal benefit) and penalties accrued related to uncertain tax benefits were $1.4 million and $0.5 million, respectively.

While most of Holdings’ business is conducted within the United States, Holdings also conducts business in several other countries. As a result, Holdings and/or one or more of its subsidiaries files income tax returns in the U.S. federal tax jurisdiction and in many state and non U.S. tax jurisdictions. In the normal course of business, Holdings is subject to examination by tax authorities in these tax jurisdictions. With few exceptions, Holdings is not subject to examination by federal, state or non-U.S. tax authorities for tax years which ended on or before 2008. The Internal Revenue Service has finished with the audit of the periods ended December 31, 2009, December 31, 2010, January 26, 2011, and December 31, 2011, of which there are no material adjustments proposed. Other than these examinations and other routine inquiries, Holdings and its subsidiaries are not currently under examination by tax authorities.

Holdings expects the total unrecognized tax benefits to increase by $0.1 million in 2015 due to a foreign tax benefit, partially offset by the expiration of applicable statutes of limitations. This amount will impact the effective tax rate.

New Regulations

During the third quarter of 2013, new U.S. tax regulations were issued concerning amounts paid to acquire, produce or improve tangible property and recovery of its basis upon disposition. Holdings has performed an initial evaluation of the impact of the proposed U.S. tax regulations and, based on this initial evaluation, Holdings adjusted its deferred taxes by $0.4 million in 2014.